REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT
REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT
Remuneration of Non-Management Directors

	2017	2016	2015
Fees earned	$3	$2	$2
Remuneration of Senior Management (1)

	2017	2016	2015
Salary	$3	$3	$3
Common stock option based awards	10	9	7
Annual incentive plans	5	5	2
Long-term incentive plans	17	15	6
	$35	$32	$18

(1)	Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.